Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) wholesaler commercial_unit segment	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021
Disclosure of geographical areas [line items]
Number of major wholesalers distributing products | wholesaler	3
Net sales expected to be recognised in next 12 months	kr 3,166	kr 1,835
Net sales expected to be recognised thereafter	kr 443	798
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Property, plant and equipment and intangible assets	kr 151,367	kr 117,610
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.20%	99.80%
USA
Disclosure of geographical areas [line items]
Number of major wholesalers distributing products | wholesaler	3
Total sales (as a percent) (more than for USA)	10.00%
Property, plant and equipment and intangible assets	kr 46,609	kr 44,267
Denmark
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	kr 82,274	kr 54,492
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	22.00%	19.00%	18.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	17.00%	14.00%	13.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	15.00%	13.00%	13.00%